Equity (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of the estimated fair values of the warrants measured
December 31,
2021
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%

March 31,
2023
Exercise price	$6.70 - 6.96
Expected term	5.50 - 7.00 years
Expected average volatility	73% - 76%
Expected dividend yield	-
Risk-free interest rate	3.57% - 4.27%

Schedule of activity during the year ended
	Warrant	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	3,247,500	$3.00	3.63
Grants	-	-	-
Exercised	-	-	-
Expired	-	-	-
Balance as of March 31, 2023	3,247,500	$3.00	0.19

	Stock options	Weighted-Average	Weighted-Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	22,000	6.92	10.00
Exercised	-	-	-
Forfeited	(10,000)	5.00	-
Expiry	-	-	-
Balance as of March 31, 2023	2,406,150	$7.21	8.91

Exercisable as of March 31, 2023	1,478,155	$5.65	8.63